Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Unearned Employee Stock Ownership Plan Shares [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2013	$ 26,000	$ 91	$ 51,175	$ 72,211	$ (674)	$ (2,804)	$ (60,324)	$ 85,675
Net income				7,379				7,379
Other comprehensive (loss) income, net of tax					256			256
Redemption of preferred stock	(16,000)							(16,000)
Stock compensation tax benefits			1					1
Restricted stock awards			(1,262)				1,262	0
Amortization of restricted stock awards			240					240
Preferred stock dividends				(1,785)				(1,785)
Earned employee stock ownership plan shares			53			194		247
Balance at Dec. 31, 2014	10,000	91	50,207	77,805	(418)	(2,610)	(59,062)	76,013
Net income				2,956				2,956
Other comprehensive (loss) income, net of tax					204			204
Redemption of preferred stock	(10,000)							(10,000)
Restricted stock awards			(332)				332	0
Amortization of restricted stock awards			447					447
Preferred stock dividends				(225)				(225)
Earned employee stock ownership plan shares			57			193		250
Balance at Dec. 31, 2015	0	91	50,388	80,536	(214)	(2,417)	(58,739)	69,645
Restricted stock awards forfeiture			9				(9)	0
Net income				6,350				6,350
Other comprehensive (loss) income, net of tax					(606)			(606)
Restricted stock awards			(158)				158	0
Amortization of restricted stock awards			177					177
Earned employee stock ownership plan shares			80			194		274
Balance at Dec. 31, 2016	$ 0	91	50,566	$ 86,886	$ (820)	$ (2,223)	(58,581)	75,919
Stock compensation expense			$ 79					$ 79